UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			July 31, 2017 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 97.1%
Aerospace & Defense – 0.6%
Booz Allen Hamilton Inc[2]	5.13%	05/01/25	80,000	80,000
TransDigm Inc	6.50%	05/15/25	85,000	89,675
				169,675
Auto Components – 1.6%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	20,750
Dana Financing SARL[2]	5.75%	04/15/25	50,000	52,125
Gates Global Co2	6.00%	07/15/22	120,000	123,150
IHO Verwaltungs GmbH (PIK 4.00%)[2]	3.25%	09/15/23	€115,000	140,966
IHO Verwaltungs GmbH (PIK 5.25%)[2]	4.50%	09/15/23	35,000	36,138
Tenneco Inc	5.38%	12/15/24	50,000	52,250
				425,379
Beverages – 0.5%
Cott Corp[2]	5.50%	07/01/24	€100,000	130,783

Biotechnology – 0.6%
Grifols SA2	3.20%	05/01/25	€130,000	156,619

Building Products – 1.3%
Masonite International Corp[2]	5.63%	03/15/23	80,000	84,400
Standard Industries Inc[2]	5.50%	02/15/23	185,000	195,637
Standard Industries Inc[2]	5.38%	11/15/24	65,000	68,737
USG Corp[2]	5.50%	03/01/25	10,000	10,713
				359,487
Capital Markets – 0.5%
LHC 3 PLC (PIK 9.00%)[2]	4.13%	08/15/24	€100,000	120,155

Chemicals – 5.1%
Alpha US Bidco Inc[2]	6.25%	02/01/25	100,000	103,500
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	146,598
Chemours Co	5.38%	05/15/27	50,000	52,813
Diamond BC BV2	5.63%	08/15/25	€100,000	120,155
Ineos Finance PLC[2]	4.00%	05/01/23	€130,000	160,342
Inovyn Finance PLC[2]	6.25%	05/15/21	€80,000	99,174
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	70,000	75,600
Olin Corp	5.13%	09/15/27	60,000	63,131
Plastipak Holdings Inc[2]	6.50%	10/01/21	125,000	130,000
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	124,855
PSPC Escrow Corp	6.00%	02/01/23	€100,000	124,855
Tronox Finance LLC	6.38%	08/15/20	15,000	15,113
Tronox Finance LLC[2]	7.50%	03/15/22	150,000	157,875
				1,374,011
Commercial Services & Supplies – 1.5%
Covanta Holding Corp	6.38%	10/01/22	115,000	118,162
Covanta Holding Corp	5.88%	03/01/24	35,000	34,212
Covanta Holding Corp	5.88%	07/01/25	15,000	14,625
Iron Mountain Inc[2]	3.00%	01/15/25	€100,000	119,108
TMS International Corp[2]	7.63%	10/15/21	110,000	115,253
				401,360
Communications Equipment – 1.2%
CommScope Inc[2]	5.50%	06/15/24	75,000	79,312
CommScope Inc[2]	5.00%	03/15/27	100,000	100,500
Hughes Satellite Systems Corp	5.25%	08/01/26	30,000	31,575
Hughes Satellite Systems Corp	6.63%	08/01/26	20,000	21,925

Plantronics Inc[2]	5.50%	05/31/23	90,000	94,388
				327,700
Construction & Engineering – 0.3%
AECOM	5.75%	10/15/22	85,000	89,462

Construction Materials – 0.7%
Summit Materials LLC	6.13%	07/15/23	185,000	194,713

Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	10,312
Ally Financial Inc	4.63%	05/19/22	30,000	31,463
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	127,236
				169,011
Containers & Packaging – 4.9%
ARD Finance SA (PIK 7.38%)	6.63%	09/15/23	€100,000	126,989
Ardagh Packaging Finance PLC[2]	4.63%	05/15/23	40,000	41,050
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	166,509
Ardagh Packaging Finance PLC[2]	4.75%	07/15/27	£100,000	133,826
Cascades Inc[2]	5.50%	07/15/22	€125,000	130,000
Cascades Inc[2]	5.75%	07/15/23	55,000	57,475
Crown European Holdings SA2	2.63%	09/30/24	€105,000	126,719
Owens-Brockway Glass Container Inc[2]	5.00%	01/15/22	125,000	132,578
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	134,144
SIG Combibloc Holdings SCA[2]	7.75%	02/15/23	€100,000	125,974
Silgan Holdings Inc[2]	3.25%	03/15/25	€120,000	146,665
				1,321,929
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	135,203

Diversified Consumer Services – 0.5%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	137,218

Diversified Telecommunication Services – 10.0%
Altice Financing SA2	7.63%	02/15/25	200,000	215,250
Altice SA	7.25%	05/15/22	€100,000	125,964
Altice SA	6.25%	02/15/25	€100,000	130,144
CenturyLink Inc	5.80%	03/15/22	145,000	151,162
Frontier Communications Corp	7.13%	01/15/23	45,000	37,125
Frontier Communications Corp	7.63%	04/15/24	135,000	110,700
Inmarsat Finance PLC[2]	6.50%	10/01/24	200,000	216,500
Intelsat Jackson Holdings SA2	8.00%	02/15/24	145,000	157,869
Level 3 Financing Inc	5.13%	05/01/23	250,000	260,625
SBA Communications Corp	4.88%	09/01/24	165,000	171,806
SFR Group SA	5.63%	05/15/24	€225,000	290,194
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	440,500
Telefonica Europe BV3	6.50%	12/31/49	€100,000	126,118
Ziggo Bond Finance BV2	4.63%	01/15/25	€200,000	251,924
				2,685,881
Energy Equipment & Services – 1.1%
PHI Inc	5.25%	03/15/19	105,000	101,850
Precision Drilling Corp	6.50%	12/15/21	80,000	79,000
SESI LLC	6.38%	05/01/19	5,000	5,012
SESI LLC	7.13%	12/15/21	25,000	25,281
Weatherford International Ltd	7.75%	06/15/21	70,000	72,013
Weatherford International Ltd	4.50%	04/15/22	10,000	9,250
				292,406
Food & Staples Retailing – 2.1%
Albertsons Companies LLC[2]	6.63%	06/15/24	75,000	70,687
Albertsons Companies LLC[2]	5.75%	03/15/25	110,000	100,100
Ingles Markets Inc	5.75%	06/15/23	145,000	145,000
Performance Food Group Inc[2]	5.50%	06/01/24	95,000	98,800

Rite Aid Corp[2]	6.13%	04/01/23	115,000	114,425
US Foods Inc[2]	5.88%	06/15/24	40,000	41,950
				570,962
Food Products – 2.6%
Darling Global Finance BV2	4.75%	05/30/22	€120,000	149,928
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	127,656
Pilgrim's Pride Corp[2]	5.75%	03/15/25	50,000	51,500
Pinnacle Foods Finance LLC	4.88%	05/01/21	125,000	128,125
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	26,937
Post Holdings Inc[2]	5.50%	03/01/25	100,000	105,750
Post Holdings Inc[2]	5.00%	08/15/26	45,000	46,294
TreeHouse Foods Inc[2]	6.00%	02/15/24	50,000	53,875
				690,065
Gas Utilities – 1.4%
AmeriGas Partners LP	5.63%	05/20/24	190,000	198,075
AmeriGas Partners LP	5.50%	05/20/25	20,000	20,300
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,925
Suburban Propane Partners LP	5.75%	03/01/25	135,000	133,987
				367,287
Health Care Equipment & Supplies – 0.5%
Auris SA2	8.00%	01/15/23	€100,000	127,185

Health Care Providers & Services – 8.5%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	134,387
Acadia Healthcare Co Inc	5.63%	02/15/23	85,000	89,144
Acadia Healthcare Co Inc	6.50%	03/01/24	15,000	16,162
Centene Corp	5.63%	02/15/21	20,000	20,850
Centene Corp	4.75%	05/15/22	30,000	31,800
Centene Corp	6.13%	02/15/24	45,000	49,050
Community Health Systems Inc	5.13%	08/01/21	100,000	101,000
Community Health Systems Inc	6.88%	02/01/22	130,000	111,150
Community Health Systems Inc	6.25%	03/31/23	85,000	87,338
DaVita Inc	5.00%	05/01/25	140,000	142,422
Envision Healthcare Corp[2]	5.13%	07/01/22	110,000	114,125
Envision Healthcare Corp	5.63%	07/15/22	105,000	109,134
HCA Holdings Inc	6.25%	02/15/21	335,000	364,313
HCA Holdings Inc	5.88%	05/01/23	25,000	27,406
HCA Holdings Inc	5.25%	06/15/26	35,000	37,964
HealthSouth Corp	5.75%	11/01/24	100,000	102,250
HomeVi SAS[2]	6.88%	08/15/21	€110,000	135,505
LifePoint Health Inc	5.88%	12/01/23	45,000	47,925
LifePoint Health Inc	5.38%	05/01/24	120,000	125,412
NewCo SAB MidCo SASU[2]	5.38%	04/15/25	€100,000	123,685
Tenet Healthcare Corp	4.75%	06/01/20	145,000	150,981
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	102,838
Tenet Healthcare Corp	6.75%	06/15/23	65,000	64,513
				2,289,354
Health Care Technology – 0.5%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	130,000	134,875

Hotels, Restaurants & Leisure – 4.0%
Boyd Gaming Corp	6.38%	04/01/26	85,000	92,862
Brinker International Inc[2]	5.00%	10/01/24	115,000	115,287
Cedar Fair LP	5.38%	06/01/24	50,000	52,750
Cedar Fair LP2	5.38%	04/15/27	45,000	47,588
CPUK Finance Ltd[2]	4.88%	08/28/25	£100,000	134,412
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	151,888
KFC Holding Co2	5.00%	06/01/24	90,000	94,050
Scientific Games International Inc[2]	7.00%	01/01/22	120,000	128,100
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	137,700
Wynn Resorts Ltd[2]	5.25%	05/15/27	115,000	117,875
				1,072,512

Household Durables – 1.2%
Apex Tool Group LLC[2]	7.00%	02/01/21	155,000	146,087
Tempur Sealy International Inc	5.63%	10/15/23	30,000	31,462
Tempur Sealy International Inc	5.50%	06/15/26	135,000	139,388
				316,937
Household Products – 0.3%
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	84,400

Independent Power & Renewable Electricity Producers – 2.0%
AES Corp	6.00%	05/15/26	115,000	124,056
Dynegy Inc	6.75%	11/01/19	120,000	124,725
NRG Energy Inc	7.88%	05/15/21	21,000	21,735
NRG Yield Operating LLC	5.00%	09/15/26	140,000	143,587
TerraForm Power Operating LLC[2,3]	6.38%	02/01/23	115,000	120,175
				534,278
Insurance – 0.3%
HUB International Ltd[2]	7.88%	10/01/21	70,000	73,412

IT Services – 1.5%
First Data Corp[2]	7.00%	12/01/23	75,000	81,094
First Data Corp[2]	5.75%	01/15/24	295,000	312,700
				393,794
Life Sciences Tools & Services – 2.6%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	122,475
Quintiles IMS Inc[2]	4.13%	04/01/23	€145,000	180,323
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	123,627
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	128,107
VWR Funding Inc[2]	4.63%	04/15/22	€125,000	153,747
				708,279
Media – 7.2%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	140,842
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	89,462
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	32,297
CSC Holdings Inc[2]	5.50%	04/15/27	140,000	149,450
DISH DBS Corp	5.88%	07/15/22	75,000	81,821
DISH DBS Corp	5.00%	03/15/23	15,000	15,595
DISH DBS Corp	7.75%	07/01/26	40,000	48,000
Sirius XM Radio Inc[2]	5.00%	08/01/27	65,000	66,715
Telenet Finance SCA	4.88%	07/15/27	€100,000	129,965
Unitymedia Hessen GmbH & Co KG	5.13%	01/21/23	€72,900	90,354
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	121,041
Univision Communications Inc[2]	5.13%	05/15/23	176,000	179,960
UPC Holding BV2	3.88%	06/15/29	€140,000	160,518
Virgin Media Finance PLC	5.50%	09/15/24	£240,000	330,314
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	20,994
Vue International Bidco PLC	7.88%	07/15/20	£100,000	135,577
WMG Acquisition Corp[2]	4.13%	11/01/24	€115,000	144,829
				1,937,734
Metals & Mining – 5.3%
Alcoa Nederland Holding BV2	6.75%	09/30/24	130,000	143,975
Alcoa Nederland Holding BV2	7.00%	09/30/26	25,000	27,938
ArcelorMittal	6.13%	06/01/25	185,000	212,056
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	55,000	58,163
Cliffs Natural Resources Inc[2]	8.25%	03/31/20	81,000	91,064
Eldorado Gold Corp[2]	6.13%	12/15/20	105,000	107,625
First Quantum Minerals Ltd[2]	7.25%	05/15/22	135,000	140,647
Fortescue Metals Group Ltd[2]	4.75%	05/15/22	45,000	46,406
Fortescue Metals Group Ltd[2]	5.13%	05/15/24	55,000	57,406
Grinding Media Inc / Moly-Cop AltaSteel Ltd[2]	7.38%	12/15/23	80,000	86,400
HudBay Minerals Inc[2]	7.25%	01/15/23	35,000	38,106

HudBay Minerals Inc[2]	7.63%	01/15/25	30,000	33,075
Novelis Corp[2]	6.25%	08/15/24	65,000	69,713
Novelis Corp[2]	5.88%	09/30/26	95,000	100,225
SunCoke Energy Partners LP2	7.50%	06/15/25	140,000	144,900
Teck Resources Ltd[2]	8.50%	06/01/24	50,000	58,125
				1,415,824
Multiline Retail – 0.3%
Neiman Marcus Group LLC[2]	8.00%	10/15/21	15,000	8,363
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	125,000	61,875
				70,238
Oil, Gas & Consumable Fuels – 8.1%
Antero Resources Corp	5.13%	12/01/22	5,000	5,100
Antero Resources Corp	5.63%	06/01/23	75,000	77,250
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	59,637
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	64,919
Cheniere Energy Corp	7.00%	06/30/24	100,000	114,375
Cheniere Energy Corp	5.88%	06/30/26	95,000	107,134
Cheniere Energy Corp	5.00%	03/15/27	50,000	53,582
Cheniere Energy Corp[2]	5.13%	06/30/27	10,000	10,437
Chesapeake Energy Corp[2]	8.00%	01/15/25	170,000	171,062
Chesapeake Energy Corp[2]	8.00%	06/15/27	40,000	40,200
CITGO Petroleum Corp[2]	6.25%	08/15/22	180,000	184,050
Denbury Resources Inc[2]	9.00%	05/15/21	120,000	114,900
Energy Transfer Equity LP	5.88%	01/15/24	5,000	5,412
Extraction Oil & Gas Holdings LLC[2]	7.88%	07/15/21	135,000	141,581
Gulfport Energy Corp	6.63%	05/01/23	90,000	91,350
Gulfport Energy Corp[2]	6.00%	10/15/24	30,000	29,832
Laredo Petroleum Inc	5.63%	01/15/22	105,000	106,706
Natural Resource Partners LP	10.50%	03/15/22	133,000	142,643
Oasis Petroleum Inc	6.88%	03/15/22	105,000	104,475
Oasis Petroleum Inc	6.88%	01/15/23	35,000	34,563
RSP Permian Inc[2]	5.25%	01/15/25	95,000	96,900
SM Energy Co	6.13%	11/15/22	30,000	29,541
SM Energy Co	6.75%	09/15/26	20,000	20,000
SM Energy Co	5.00%	01/15/24	20,000	18,700
SM Energy Co	5.63%	06/01/25	20,000	18,800
Southwestern Energy Co	4.10%	03/15/22	5,000	4,688
Southwestern Energy Co	6.70%	01/23/25	105,000	103,917
Targa Resources Partners LP	6.75%	03/15/24	105,000	114,188
Targa Resources Partners LP2	5.13%	02/01/25	40,000	41,350
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	20,625
Whiting Petroleum Corp	6.25%	04/01/23	45,000	42,525
				2,170,442
Paper & Forest Products – 0.7%
Reynolds Group Issuer Inc	5.75%	10/15/20	45,000	46,012
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	63,225
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	60,000	65,063
				174,300
Personal Products – 0.5%
First Quality Finance Co Inc[2]	4.63%	05/15/21	120,000	122,700

Pharmaceuticals – 3.0%
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	146,182
Endo Finance LLC[2]	5.75%	01/15/22	55,000	51,068
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,500
Prestige Brands Inc[2]	5.38%	12/15/21	150,000	154,875
Valeant Pharmaceuticals International Inc[2]	5.38%	03/15/20	15,000	14,606
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	60,000	54,600
Valeant Pharmaceuticals International Inc[2]	6.50%	03/15/22	20,000	21,150
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	250,000	236,875
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	115,000	99,475
				800,331

Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	175,738
Nielsen Finance LLC[2]	5.00%	02/01/25	20,000	20,700
				196,438

Real Estate Management & Development – 0.5%
Kennedy-Wilson Inc	5.88%	04/01/24	135,000	139,219

Road & Rail – 0.9%
OPE KAG Finance Sub Inc[2]	7.88%	07/31/23	90,000	94,500
Watco Companies LLC[2]	6.38%	04/01/23	125,000	131,563
				226,063
Software – 0.8%
Open Text Corp[2]	5.63%	01/15/23	125,000	131,875
Open Text Corp[2]	5.88%	06/01/26	30,000	32,550
SS&C Technologies Holdings Inc	5.88%	07/15/23	50,000	53,375
				217,800
Specialty Retail – 2.3%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	89,600
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	25,187
Party City Holdings Inc[2]	6.13%	08/15/23	155,000	163,525
PetSmart Inc[2]	7.13%	03/15/23	100,000	90,625
PetSmart Inc[2]	5.88%	06/01/25	60,000	57,937
PetSmart Inc[2]	8.88%	06/01/25	40,000	37,850
Rent-A-Center Inc	6.63%	11/15/20	5,000	4,788
Rent-A-Center Inc	4.75%	05/01/21	155,000	142,988
				612,500
Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	149,165
Levi Strauss & Co	3.38%	03/15/27	€100,000	123,042
				272,207
Thrifts & Mortgage – 0.1%
Quicken Loans Inc[2]	5.75%	05/01/25	15,000	15,769

Thrifts & Mortgage Finance – 0.2%
Walter Investment Management Corp	7.88%	12/15/21	95,000	55,100

Trading Companies & Distributors – 2.3%
Ashtead Capital Inc[2]	6.50%	07/15/22	68,000	70,720
Avolon Holdings Ltd[2]	5.50%	02/15/24	65,000	66,341
FBM Finance Inc[2]	8.25%	08/15/21	30,000	32,325
HD Supply Inc[2]	5.75%	04/15/24	160,000	171,800
Intrepid Aviation Group Holdings LLC[2]	6.88%	02/15/19	115,000	114,137
United Rentals Inc	4.88%	01/15/28	160,000	160,800
				616,123
Transportation Infrastructure – 0.5%
Flexi-Van Leasing Inc[2]	7.88%	08/15/18	135,000	133,650

Wireless Telecommunication Services – 3.9%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	122,203
Sprint Communications Inc	7.25%	09/15/21	320,000	354,400
Sprint Communications Inc	6.00%	11/15/22	120,000	126,900
T-Mobile Inc	6.00%	03/01/23	5,000	5,305
T-Mobile Inc	6.00%	04/15/24	25,000	26,937
Wind Acquisition Finance SA2	7.38%	04/23/21	400,000	416,690
				1,052,435

Total Corporate Bonds (Cost $24,986,584)				26,083,205

Real Estate Investment Trusts (REITs) – 2.2%
CoreCivic Inc	5.00%	10/15/22	90,000	94,275
CoreCivic Inc	4.63%	05/01/23	60,000	61,500
Geo Group Inc	5.13%	04/01/23	70,000	71,050
Geo Group Inc	6.00%	04/15/26	25,000	26,154
GLP Capital LP	5.38%	04/15/26	60,000	65,456
Lamar Media Corp	5.75%	02/01/26	85,000	92,650
MGM Growth Properties LLC	4.50%	09/01/26	85,000	86,062
MPT Operating Partnership LP	6.38%	03/01/24	75,000	82,125
				579,272

Total Real Estate Investment Trusts (REITs) (Cost $543,537)				579,272

Bank Loans – 1.0%
Household Durables – 0.5%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan[3]	9.18%	11/08/24	130,000	130,135

Media – 0.2%
Delta 2 Lux SARL, Senior Secured 2nd Lien Term Loan, Tranche B3	8.00%	07/29/22	48,000	48,206

Metals & Mining – 0.3%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2[3]	8.55%	04/16/20	91,840	89,624

Total Bank Loans (Cost $268,113)				267,965

Common Stocks – 0.1%			Shares
Oil, Gas & Consumable Fuels – 0.1%
Ultra Petroleum Corp[4]			3,549	36,519

Total Common Stocks (Cost $55,781)				36,519

Total Investments – 100.4% (Cost $25,854,015)				26,966,961

Liabilities in Excess of Other Assets – (0.5)%				(124,675)

Net Assets – 100.0%				$26,842,286

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2017, the value of these securities amounted to $16,295,016 or 60.7% of net assets.

[3]	Variable rate security. Rate disclosed as of July 31, 2017.
[4]	Non-income producing security
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows+:

Tax Cost of Investments	$25,854,015
Gross Tax Unrealized Appreciation	1,156,240
Gross Tax Unrealized Depreciation	(43,294)
Net Tax Unrealized Appreciation (Depreciation)	$1,112,946

+
Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			July 31, 2017 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	08/07/17	€ 4,717,162	$5,394,739	$191,469
Bank of New York Mellon	08/07/17	£ 779,183	$1,008,536	(19,749)
				$(211,218)

€ Euro £ British Pound

Country Breakdown	% of Net Assets
United States	73.9%
United Kingdom	5.7%
Luxembourg	3.5%
Canada	3.2%
Italy	3.2%
Germany	2.4%
France	2.0%
Switzerland	1.5%
Ireland	1.5%
Netherlands	1.4%
Spain	1.1%
Australia	0.6%
Jersey	0.5%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

SUMMARY OF FAIR VALUE DISCLOSURE	July 31, 2017 (Unaudited)

Security Valuation.  The Oaktree High Yield Bond Fund (the "Fund") has adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Fund 's assessment of the assumptions that market participants use to value the investment based on the best available information.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Fund's holdings.  The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board.  The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments at July 31, 2017.

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$26,083,205	$–	$26,083,205
Real Estate Investment Trusts (REITs)	–	579,272	–	579,272
Bank Loans	–	267,965	–	267,965
Common Stock	36,519	–	–	36,519
Total[1]	$36,519	$26,930,442	$–	$26,966,961
Liabilities
Forward Currency Contracts	$–	$(211,218)	$–	$(211,218)
Total	$–	$(211,218)	$–	$(211,218)
[1] See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oaktree Funds

By (Signature and Title  /s/ John Sweeney
 John Sweeney, President

Date  September 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Sweeney
John Sweeney, President

Date  September 12, 2017

By (Signature and Title)*  /s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date  September 12, 2017